Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 1,834,000		$ 18,160
Less: allowance for credit losses
Accounts receivable, net	$ 1,834,000	$ 18,160	$ 18,160	$ 392